Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Issued capital Common shares [1]	Issued capital Preferred shares	Treasury shares at cost	Share- based payments and other reserves	Retained earnings	Accumulated other comprehensive income (loss) Canada	Accumulated other comprehensive income (loss) Europe	Accumulated other comprehensive income (loss)	Common shareholders' equity Canada	Common shareholders' equity Europe	Common shareholders' equity	Equity attributable to shareholders of Fairfax Canada	Equity attributable to shareholders of Fairfax Europe	Equity attributable to shareholders of Fairfax	Non-controlling interests	Preferred shares	Canada	Europe	Total
Beginning balance at Dec. 31, 2022	$ 6,086.3	$ 1,335.5	$ (891.3)	$ 615.7	$ 12,952.5			$ (982.9)			$ 17,780.3			$ 19,115.8	$ 3,902.9				$ 23,018.7
Changes in equity
Net earnings for the year					4,381.8						4,381.8			4,381.8	713.1		$ 880.7		5,094.9
Other comprehensive income (loss), net of income taxes:
Net unrealized foreign currency translation gains (losses) on foreign subsidiaries								15.5			15.5			15.5	(55.1)				(39.6)
Gains (losses) on hedge of net investment						$ (56.6)	$ (27.8)		$ (56.6)	$ (27.8)		$ (56.6)	$ (27.8)				(56.6)	$ (27.8)
Share of other comprehensive income (losses) of associates, excluding net losses on defined benefit plans								28.8			28.8			28.8	1.7				30.5
Net unrealized foreign currency translation losses on foreign subsidiaries reclassified to net earnings								1.6			1.6			1.6	0.3				1.9
Net unrealized foreign currency translation losses on associates reclassified to net earnings								17.9			17.9			17.9	0.3				18.2
Net gains (losses) on defined benefit plans								(31.5)			(31.5)			(31.5)	(1.4)				(32.9)
Share of net losses on defined benefit plans of associates								(1.5)			(1.5)			(1.5)	(3.6)				(5.1)
Other								25.2			25.2			25.2	3.3				28.5
Issuances for share-based payments			74.2	(77.4)							(3.2)			(3.2)					(3.2)
Purchases and amortization for share-based payments			(89.6)	147.0							57.4			57.4					57.4
Redemption and purchases for cancellation	(90.4)				(183.2)						(273.6)			(273.6)					(273.6)
Common share dividends					(245.2)						(245.2)			(245.2)	(204.5)				(449.7)
Preferred share dividends					(49.7)						(49.7)			(49.7)		$ (49.7)			(49.7)
Acquisitions of subsidiaries															602.6				602.6
Net changes in capitalization				(72.6)	19.5			(14.1)			(67.2)			(67.2)	(252.1)				(319.3)
Other					(0.4)			63.2			62.8			62.8	42.9				105.7
Ending balance at Dec. 31, 2023	5,995.9	1,335.5	(906.7)	612.7	16,875.3			(962.2)			21,615.0			22,950.5	4,750.4				27,700.9
Changes in equity
Net earnings for the year					3,874.9						3,874.9			3,874.9	388.0		590.0		4,262.9
Other comprehensive income (loss), net of income taxes:
Net unrealized foreign currency translation gains (losses) on foreign subsidiaries								(574.9)			(574.9)			(574.9)	(77.6)				(652.5)
Gains (losses) on hedge of net investment						$ 173.9	$ 51.5		$ 173.9	$ 51.5		$ 173.9	$ 51.5				$ 173.9	$ 51.5
Share of other comprehensive income (losses) of associates, excluding net losses on defined benefit plans								(127.7)			(127.7)			(127.7)	(7.6)				(135.3)
Net unrealized foreign currency translation losses on associates reclassified to net earnings								5.5			5.5			5.5	1.0				6.5
Net gains (losses) on defined benefit plans								41.6			41.6			41.6	2.7				44.3
Share of net losses on defined benefit plans of associates								(1.3)			(1.3)			(1.3)	(0.3)				(1.6)
Other								11.8			11.8			11.8	3.0				14.8
Issuances for share-based payments			108.3	(106.6)							1.7			1.7					1.7
Purchases and amortization for share-based payments			(240.4)	164.9							(75.5)			(75.5)					(75.5)
Redemption and purchases for cancellation	(333.7)	(227.3)			(1,254.7)						(1,588.4)			(1,815.7)					(1,815.7)
Common share dividends					(363.1)						(363.1)			(363.1)	(294.7)				(657.8)
Preferred share dividends					(48.6)						(48.6)			(48.6)		$ (48.6)			(48.6)
Net changes in capitalization				61.9	(106.3)			2.4			(42.0)			(42.0)	(513.5)				(555.5)
Other					10.0			(4.6)			5.4			5.4	29.8				35.2
Ending balance at Dec. 31, 2024	$ 5,662.2	$ 1,108.2	$ (1,038.8)	$ 732.9	$ 18,987.5			$ (1,384.0)			$ 22,959.8			$ 24,068.0	$ 4,281.2				$ 28,349.2

[1]	Includes multiple voting shares with a carrying value of $3.8 at January 1, 2023, December 31, 2023 and December 31, 2024.